Notes Payable (Details Narrative) (10-K) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 07, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt instrument interest rate		2.00%	2.00%	2.00%
Debt principal amount		$ 2,490,224	$ 2,458,024
Debt converted into shares, value			94,593	$ 38,552
Conversion price per share	$ 0.08
Investor [Member]
Debt principal amount					$ 15,000
Lender [Member]
Debt converted into shares, value	$ 15,000
Debt converted into shares	187,500
Proceeds from bridge loans				87,500
Debt instrument, interest expense				18,300
Lender [Member] | Common Stock to be Issued [Member]
Debt instrument, interest expense				15,800
Note Payable [Member]
Note payable outsanding		$ 2,486	$ 2,986	$ 7,986
Debt instrument interest rate		2.00%	2.00%	2.00%
Repaid note		$ 500	$ 5,000	$ 10,014
Interest Paid [Member] | Lender [Member]
Debt instrument, interest expense				2,500
Promissory Note [Member] | Pride Partners LLC [Member]
Note payable outsanding				$ 75,000
Debt instrument interest rate				10.00%
Debt maturity date				Jun. 20, 2020